Long-Term Employee Benefit Liabilities - Summary of Weighted Average Significant Actuarial Assumptions Adopted in Measuring Company's Projected Termination and Long-term Service Benefit Obligations and Net Periodic Benefit Cost (Detail) - Termination and Long-term Service Arrangements [Member]
	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.40%	2.10%
Rate of compensation increase	3.10%	3.10%